Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 266,312	£ 302,380
Derivative liabilities	(254,849)	(289,620)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	64,467,086	52,975,278
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	266,312	302,380
Derivative liabilities	(254,849)	(289,620)
Derivatives in hedge accounting relationships
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	285,843	285,505
Derivatives in hedge accounting relationships | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	156,774	155,483
Derivatives in hedge accounting relationships | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	125,205	126,060
Derivatives in hedge accounting relationships | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	3,864	3,962
Derivatives in hedge accounting relationships | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	1,674	733
Derivative liabilities designated in hedge accounting relationships	(443)	(1,047)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	1,428	549
Derivative liabilities designated in hedge accounting relationships	0	(212)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	201	83
Derivative liabilities designated in hedge accounting relationships	(434)	(815)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	45	101
Derivative liabilities designated in hedge accounting relationships	(9)	(20)
Held for trading
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	64,181,243	52,689,773
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	264,638	301,647
Derivative financial liabilities held for trading	(254,406)	(288,573)
Held for trading | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	6,411,178	5,908,087
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	89,839	109,288
Derivative financial liabilities held for trading	(83,459)	(103,918)
Held for trading | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	53,452,259	42,506,611
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	119,533	134,496
Derivative financial liabilities held for trading	(107,171)	(121,290)
Held for trading | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,482,669	1,727,220
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,280	5,423
Derivative financial liabilities held for trading	(5,999)	(6,052)
Held for trading | Equity and stock index and commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	2,835,137	2,547,855
Held for trading | Equity and stock index and commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	49,986	52,440
Derivative financial liabilities held for trading	£ (57,777)	£ (57,313)